INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 29, 2020	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Balance at December 31, 2020	$ 16,399
Dividend received from associated companies	0	$ (450)
Loss on disposal of equity method investments	0
Share of income / (loss)	3,533
Balance at June 30, 2021	$ 19,932
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	10.00%		10.00%		10.00%
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	17.50%		17.50%	17.50%	17.80%
Equity Method Investment [Roll Forward]
Balance at December 31, 2020	$ 15,371
Dividend received from associated companies	0
Loss on disposal of equity method investments	0
Share of income / (loss)	4,093
Balance at June 30, 2021	$ 19,464
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	50.00%		50.00%
Capesize Chartering Ltd ("CCL")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	25.00%		25.00%
Other
Equity Method Investment [Roll Forward]
Balance at December 31, 2020	$ 1,028
Dividend received from associated companies	0
Loss on disposal of equity method investments	0
Share of income / (loss)	(560)
Balance at June 30, 2021	$ 468